Associates and Joint Ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	£ 34,114	£ 34,099	£ 33,754
Share of after-tax losses	5,096	6,388	5,268
Share of other comprehensive income	(337)	970	(1,567)
Share of total comprehensive income/(expense)	4,759	7,358	3,701
Other associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	0	0	32
Share of after-tax losses	0	(8)	(5)
Share of other comprehensive income	28	53	1
Share of total comprehensive income/(expense)	£ 28	£ 45	£ (5)